PROPERTY AND EQUIPMENT - Cash generating units (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 IDR (Rp)
Cash generating units
Derecognized assets	Rp 163,205	Rp 159,123	$ 11,451	Rp 153,174
Gross or Cost
Cash generating units
Derecognized assets	338,688	318,912		Rp 301,290
Others CGUs
Cash generating units
Impairment loss	Rp 0	Rp 0